Income Taxes - Reconciliation of unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning unrecognized tax benefits	$ 180	$ 0
Increase related to prior year tax positions	9	94
Decrease related to prior year tax positions	0	0
Increase related to current year tax positions	122	86
Ending unrecognized tax benefits	$ 311	$ 180